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T. ROWE PRICE FUNDS
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 Supplement to prospectus dated May 1, 1997
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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 The date of this supplement is March 1, 1998.
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                                                             F10-041 03/01/98